Asset retirement obligation (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about asset retirement obligation [Table Text Block]
	December 31, 2017	December 31, 2016
	$	$
Balance, beginning of year	25,374	18,741
Accretion expense	650	398
Change in obligation	4,766	6,235
Balance, end of year	30,790	25,374